UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septempber 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     10/23/2012

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:          $281,281
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- --------   ------ ------ ----
AMERICAN AXLE & MFG HOLDINGS	COM	24061103	 2,583 	228790  SH 			Sole	N/A	Sole
ANADARKO PETROLEUM CORP		COM	32511107	 13,451 193100  SH 			Sole	N/A	Sole
APACHE CORP			COM	37411105	 13,558 157000  SH 			Sole	N/A	Sole
BP PLC- SPONS ADR (NYS)		COM	55622104	 6,870 	162000  SH 			Sole	N/A	Sole
BRISTOL-MYERS SQUIBB CO		COM	110122108	 10,149 300920  SH 			Sole	N/A	Sole
CAMPBELL SOUP CO		COM	134429109	 10,147 291885  SH 			Sole	N/A	Sole
CHEVRON CORP			COM	166764100	 305 	2620  SH 			Sole	N/A	Sole
CLOROX COMPANY (NYS)		COM	189054109	 10,125 141036  SH 			Sole	N/A	Sole
COOPER TIRE & RUBBER		COM	216831107	 4,005 	208500  SH 			Sole	N/A	Sole
DELTA AIR LINES INC		COM	247361702	 3,013 	330000  SH 			Sole	N/A	Sole
DENBURY RESOURCES INC		COM	247916208	 8,935 	553179  SH 			Sole	N/A	Sole
EMC CORP/MASS [NYS]		COM	268648102	 3,133 	115000  SH 			Sole	N/A	Sole
EMERSON ELECTRIC CO		COM	291011104	 9,858 	204591  SH 			Sole	N/A	Sole
GANNETT CO (NYS)		COM	364730101	 10,487 590245  SH 			Sole	N/A	Sole
GENERAL CABLE CORP		COM	369300108	 3,781 	128850  SH 			Sole	N/A	Sole
GENERAL DYNAMICS CORP		COM	369550108	 10,143 153498  SH 			Sole	N/A	Sole
GENERAL ELECTRIC CO - NYS	COM	369604103	 1,204 	53000  SH 			Sole	N/A	Sole
GENERAL MILLS INC		COM	370334104	 10,238 257275  SH 			Sole	N/A	Sole
GREENBRIER COMPANIES INC	COM	393657101	 1,792 	110978  SH 			Sole	N/A	Sole
INTEL CORP			COM	458140100	 9,896 	436003  SH 			Sole	N/A	Sole
KANSAS CITY SOUTHERN		COM	485170302	 4,619 	61000  SH 			Sole	N/A	Sole
KELLOGG CO			COM	487836108	 4,437 	86055  SH 			Sole	N/A	Sole
ELI LILLY & CO			COM	532457108	 10,271 217205  SH 			Sole	N/A	Sole
MANITOWOC COMPANY INC		COM	563571108	 2,141 	160600  SH 			Sole	N/A	Sole
MEADWESTVACO CORP		COM	583334107	 11,126 364000  SH 			Sole	N/A	Sole
OCCIDENTAL PETROLEUM CORP	COM	674599105	 7,826 	91000  SH 			Sole	N/A	Sole
OWENS CORNING INC(NYS)		COM	690742101	 10,537 315200  SH 			Sole	N/A	Sole
PACCAR INC			COM	693718108	 9,760 	243989  SH 			Sole	N/A	Sole
PFIZER INC (NYS)		COM	717081103	 10,434 420062  SH 			Sole	N/A	Sole
PLAINS EXPLORATION & PRODUCT	COM	726505100	 11,190 300000  SH 			Sole	N/A	Sole
PROCTER & GAMBLE CO		COM	742718109	 4,398 	63564  SH 			Sole	N/A	Sole
SPX CORP			COM	784635104	 5,171 	79300  SH 			Sole	N/A	Sole
UNITED RENTALS INC		COM	911363109	 4,940 	151050  SH 			Sole	N/A	Sole
WHITING PETROLEUM CORP		COM	966387102	 3,802 	80672  SH 			Sole	N/A	Sole
DEVON ENERGY CORPORATION	COM	25179M103	 8,160 	135000  SH 			Sole	N/A	Sole
MERITOR INC (NYS)		COM	59001K100	 1,878 	442838  SH 			Sole	N/A	Sole
MOSAIC CO/THE (NYS)		COM	61945C103	 5,238 	91000  SH 			Sole	N/A	Sole
SANDRIDGE ENERGY INC (NYS)	COM	80007P307	 5,400 	776000  SH 			Sole	N/A	Sole
SWIFT TRANSPORTATION CO (NYS)	COM	87074U101	 3,065 	355000  SH 			Sole	N/A	Sole
INGERSOLL -RAND PLC		COM	G47791101	 4,889 	109030  SH 			Sole	N/A	Sole
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